UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Target 2008 Fund

	Shares	Value ($)

Common Stocks 22.3%
Consumer Discretionary 2.3%
Automobiles 0.2%
Toyota Motor Corp. (ADR)	380	44,841
Hotels Restaurants & Leisure 0.5%
McDonald’s Corp.	1,600	67,072
Starwood Hotels & Resorts Worldwide, Inc.	490	29,273

		96,345
Media 0.6%
Comcast Corp. “A”*	460	18,708
McGraw-Hill Companies, Inc.	160	10,267
News Corp. “A”	2,240	46,704
Omnicom Group, Inc.	310	31,450
Walt Disney Co.	640	20,134

		127,263
Multiline Retail 0.5%
Federated Department Stores, Inc.	1,000	43,910
J.C. Penney Co., Inc.	820	61,689

		105,599
Specialty Retail 0.3%
Best Buy Co., Inc.	370	20,443
Staples, Inc.	1,275	32,882

		53,325
Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.*	1,060	42,018
Consumer Staples 2.1%
Beverages 0.6%
PepsiCo, Inc.	1,800	114,192
Food & Staples Retailing 0.3%
Walgreen Co.	1,160	50,669
Food Products 0.1%
Dean Foods Co.*	700	29,323
Household Products 0.8%
Procter & Gamble Co.	2,530	160,376
Tobacco 0.3%
Altria Group, Inc.	870	70,757
Energy 2.1%
Energy Equipment & Services 0.4%
Cameron International Corp.*	790	39,579
Schlumberger Ltd.	600	37,848

		77,427
Oil, Gas & Consumable Fuels 1.7%
ExxonMobil Corp.	1,748	124,842
Hess Corp.	490	20,776
Marathon Oil Corp.	510	44,064

Occidental Petroleum Corp.	1,280	60,083
Total SA (ADR)	810	55,194
Valero Energy Corp.	980	51,283

		356,242
Financials 4.9%
Capital Markets 2.1%
Bank of New York Co., Inc.	2,650	91,080
Lehman Brothers Holdings, Inc.	970	75,505
Mellon Financial Corp.	420	16,296
Merrill Lynch & Co., Inc.	840	73,433
Morgan Stanley	530	40,508
The Goldman Sachs Group, Inc.	290	55,039
UBS AG (Registered)	1,220	73,005

		424,866
Commercial Banks 1.2%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	420	33,075
US Bancorp	340	11,505
Wachovia Corp.	1,750	97,125
Wells Fargo & Co.	2,720	98,709

		240,414
Consumer Finance 0.1%
SLM Corp.	600	29,208
Diversified Financial Services 0.8%
Bank of America Corp.	2,130	114,743
JPMorgan Chase & Co.	570	27,041
Moody’s Corp.	400	26,520

		168,304
Insurance 0.7%
American International Group, Inc.	1,190	79,932
Loews Corp.	450	17,514
MetLife, Inc.	920	52,560

		150,006
Health Care 2.8%
Biotechnology 0.1%
Amgen, Inc.*	320	24,291
Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	2,250	103,433
C.R. Bard, Inc.	470	38,521

		141,954
Health Care Providers & Services 0.7%
Cardinal Health, Inc.	410	26,835
UnitedHealth Group, Inc.	1,280	62,438
WellPoint, Inc.*	540	41,213

		130,486
Life Sciences Tools & Services 0.3%
Fisher Scientific International, Inc.*	760	65,071
Pharmaceuticals 1.0%
Abbott Laboratories	530	25,180
AstraZeneca PLC (ADR)	240	14,088
Johnson & Johnson	656	44,214
Merck & Co., Inc.	210	9,538
Novartis AG (ADR)	950	57,694
Sanofi-Aventis (ADR)	300	12,807
Wyeth	900	45,927

		209,448

Industrials 2.4%
Aerospace & Defense 0.7%
Boeing Co.	550	43,923
Honeywell International, Inc.	1,890	79,607
United Technologies Corp.	430	28,260

		151,790
Electrical Equipment 0.2%
Emerson Electric Co.	570	48,108
Industrial Conglomerates 1.2%
General Electric Co.	5,030	176,603
Tyco International Ltd.	2,130	62,686

		239,289
Machinery 0.3%
PACCAR, Inc.	915	54,177
Information Technology 3.4%
Communications Equipment 1.0%
Cisco Systems, Inc.*	5,700	137,541
Motorola, Inc.	1,810	41,738
QUALCOMM, Inc.	740	26,929

		206,208
Computers & Peripherals 0.4%
Apple Computer, Inc.*	660	53,513
International Business Machines Corp.	270	24,929

		78,442
Internet Software & Services 0.2%
eBay, Inc.*	1,410	45,303
IT Services 0.3%
Automatic Data Processing, Inc.	1,470	72,677
Semiconductors & Semiconductor Equipment 0.5%
Applied Materials, Inc.	2,140	37,215
ASML Holding NV (NY Registered Shares)*	1,980	45,223
Maxim Integrated Products, Inc.	550	16,505

		98,943
Software 1.0%
Adobe Systems, Inc.*	760	29,070
Electronic Arts, Inc.*	330	17,454
Microsoft Corp.	3,300	94,743
Symantec Corp.*	3,020	59,917

		201,184
Materials 0.7%
Chemicals 0.2%
Monsanto Co.	470	20,783
PPG Industries, Inc.	260	17,784

		38,567
Metals & Mining 0.3%
Companhia Vale do Rio Doce (ADR)	640	16,282
Rio Tinto PLC (ADR)	201	44,499

		60,781
Paper & Forest Products 0.2%
Weyerhaeuser Co.	540	34,339
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	2,750	94,187

Verizon Communications, Inc.	800	29,600

		123,787
Wireless Telecommunication Services 0.2%
American Tower Corp. “A”*	900	32,418
Utilities 0.8%
Electric Utilities 0.5%
Allegheny Energy, Inc.*	930	40,018
Entergy Corp.	240	20,599
Exelon Corp.	750	46,485

		107,102
Independent Power Producers & Energy Traders 0.3%
TXU Corp.	850	53,661

Total Common Stocks (Cost $3,902,070)		4,559,201
	Principal Amount ($)	Value ($)

US Treasury Obligations 78.2%
US Treasury STRIPS, 4.744%**, 5/15/2008 (Cost $15,648,440)	17,246,000	16,044,040
	Contracts	Value ($)

Put Options Purchased 0.0%
Lehman Brothers Holdings, Inc., expiring 11/18/2006, Strike Price $70.0	10	200
Merrill Lynch & Co., Inc., expiring 11/18/2006, Strike Price $75.0	9	45
Morgan Stanley, expiring 11/18/2006, Strike Price $70.0	8	160
The Goldman Sachs Group, Inc., expiring 11/18/2006, Strike Price $165.0	4	60

Total Put Options Purchased (Cost $5,761)		465
	Shares	Value ($)

Cash Equivalents 0.0%
Cash Management QP Trust, 5.31% (a) (Cost $3,975)	3,975	3,975
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 19,560,246)	100.5	20,607,681
Other Assets and Liabilities, Net	(0.5)	(98,502)

Net Assets	100.0	20,509,179

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2008 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2008 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006